Hertford Asset Acquisition (Details) - USD ($) $ in Thousands			3 Months Ended
	Jul. 31, 2021	Jul. 31, 2021	Mar. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Stock Issued During Period, Value, New Issues	$ 53,800		$ 597
Hertford
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Explanation of Significant Additions		On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of digital asset mining hardware agreements (the “Equipment Agreements”)
Purchase Commitment, Description		The Company has assumed and executed the first Equipment Agreement directly with the manufacturer, for the purchase of up to 60,000 new digital asset mining machines, with deliveries that commenced in January 2022 and continue over the next nine months.